Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 6: Intangible Assets

For the year ending December 31,	2011	2010
Patents	$328,070	$235,056
Internally Developed Software	1,342,169	1,005,145
Total, at cost	$1,670,239	$1,240,201
Accumulated Amortization	(583,438)	(339,511)
Net Intangible Assets	$1,086,801	$900,690
Intangible Assets held at cost:
URL medicalfoods.com	1,301,000	1,301,000
Total Intangible Assets	$2,387,801	$2,201,690

 Amortization over the next five years is as follows:

2012	$239,689
2013	$227,707
2014	$202,714
2015	$132,778
2016	$27,932

Amortization expense for the years ended December 31, 2011 and 2010 was $243,928 and $151,838, respectively.